Events after the reporting period (Details)			12 Months Ended
	Apr. 22, 2022 Site Country	Feb. 22, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt refinancing [Abstract]
Borrowings			$ 94,931,000	$ 88,741,000
Draw down amount			$ 0	$ 0	$ 31,176,000
Subsequent Event [Member]
Development pipeline [Abstract]
Number of days for the application to be applied	67 days
Number of sites in which phase 3 trial conducted in patients | Site	58
Number of countries in which phase 3 trial conducted in patients | Country	28
Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Debt refinancing [Abstract]
Borrowings		$ 125,000,000
Annual interest rate		13.00%
Maturity date		September 2024
Blended interest rate of borrowings on quarterly basis		5.87%
Debt Refinancing [Member] | Subsequent Event [Member]
Debt refinancing [Abstract]
Borrowings		$ 93,988,000
Maturity date		February 2027
Debt Refinancing [Member] | Secured Overnight Financing Rate [Member] | Subsequent Event [Member]
Debt refinancing [Abstract]
Borrowings, adjustment to interest rate basis		0.90%
Term Loan Facility [Member]
Debt refinancing [Abstract]
Maturity date			September 24, 2024
Term Loan Facility [Member] | Subsequent Event [Member]
Debt refinancing [Abstract]
Borrowings		$ 85,000,000
Term Loan Facility [Member] | Secured Overnight Financing Rate [Member] | Subsequent Event [Member]
Debt refinancing [Abstract]
Annual interest rate		6.75%
Borrowings, adjustment to interest rate basis		0.90%
Revolving Credit Facility [Member] | Subsequent Event [Member]
Debt refinancing [Abstract]
Borrowings		$ 40,000,000
Draw down amount		$ 20,000,000
Revolving Credit Facility [Member] | Secured Overnight Financing Rate [Member] | Subsequent Event [Member]
Debt refinancing [Abstract]
Annual interest rate		4.00%
Borrowings, adjustment to interest rate basis		0.90%